GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
CyberArk Software Ltd. (together with its subsidiaries, the "Company") is an Israeli company that develops, markets and sells software-based security solutions and services. The Company's solutions and services enable organizations to safeguard and monitor their privileged accounts, which are those accounts within an organization that have access to the organization's high value assets and are located across its IT infrastructure. The Company's software provides customers with the ability to protect, detect, monitor and control access to privileged accounts in order to break the lifecycle of a targeted cyber-attack before it can cause damage to an organization.

b.
In May 2017, the Company acquired all of the share capital of Conjur, Inc. ("Conjur") for total gross consideration of $41,708. Conjur is a provider of DevOps security software. The Company expensed the related acquisition costs of $686 in general and administrative expenses.

In March 2018, the Company acquired all of the share capital of Vaultive, Ltd. ("Vaultive") for total gross consideration of $18,471. Vaultive specializes in privileged account security in cloud environments. The Company expensed the related acquisition costs of $268 in general and administrative expenses. Pro forma results of operations have not been presented because the acquisition was not material to the Company's results of operations.

c.	Unaudited pro forma results of operations:

The following table presents unaudited pro forma revenue, net income and basic and diluted net income per ordinary share for periods presented assuming the acquisition of Conjur occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods:

Conjur:	December 31,
	2016	2017
	(Unaudited)

Pro forma revenue	$217,570	$262,169
Pro forma net income	$23,705	$13,985
Basic net income per ordinary share	$0.70	$0.40
Diluted net income per ordinary share	$0.66	$0.39